Acquisitions, Dispositions And Other Adjustments (FCC Auction 97 and Spectrum Narrative) (Details) - Spectrum Licenses [Member] $ in Millions		1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 13, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Auction 1000 [Member]
Indefinite-lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets		$ (1,438)	$ 2,348
Net Cash Provided by (Used in) Investing Activities, Continuing Operations		$ (1,438)
Acquisition of intangible assets through a group purchase - value/amount of assets acquired	$ 910
Assets Acquisition - acquisition period	Apr. 13, 2017
Assets Acquisition - number of markets (as shown)	18
FCC Auction 97 [Member]
Indefinite-lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets					$ 921	$ 17,268
Acquisition of intangible assets through a group purchase - value/amount of assets acquired				$ 18,189
Spectrum Swaps [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Fair Value Disclosure							$ 2,003	$ 2,122
Gain (Loss) on Disposition of Intangible Assets							$ 181	$ 714
Other Acquisitions [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets, Fair Value Disclosure									$ 489